Subsequent Events - Additional Information (Detail) (INR)			1 Months Ended
	Mar. 31, 2013	Jul. 19, 2013 Subsequent Event	Jul. 19, 2013 Subsequent Event Loans, Net of Allowances	Jul. 19, 2013 Subsequent Event Deposits	Jul. 19, 2013 Subsequent Event Borrowings	Jun. 27, 2013 Subsequent Event Dividend paid	Jun. 27, 2013 Subsequent Event Dividend Declared
Subsequent Event [Line Items]
Dividend paid, per share amount						5.5
Dividend declared, date approved							Jun. 27, 2013
Dividend paid, total amount						15,364,100,000
Rate used to translate U.S. dollar denominated assets and liabilities	54.29	59.68
Difference in the reported amount had the Bank translated its U. S. dollar denominated assets and liabilities using the rate as of July 19, 2013			14,400,000,000	5,100,000,000	10,300,000,000